Income Taxes- Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Line Items]
Tax (benefit) provision	$ 4,500,000	$ 5,200,000	$ 1,300,000	$ 10,400,000
Effective tax rate	47.30%	34.60%	666.30%	40.00%
Pre-IPO stock-based compensation expense	$ 22,500,000		$ 22,500,000
IPO related transaction costs included in tax expense			$ 500,000
TRA liability	3,800,000
Tax impact of reorganization	$ 2,800,000
HMH Holding BV And Subsidiaries [Member]
Income taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					$ 5,100,000	$ 2,800,000
Addition In Valuation Allowance Deferred Tax Asset Change In Amount					3,600,000	3,400,000
Deferred Tax Assets Valuation Allowance Reversal					900,000	900,000
Deferred Tax Assets Operating Loss Reduction In Carryforwards					8,100,000	7,500,000
Foreign Currency Translation Adjustments					400,000	1,900,000
Addition In Valuation Allowance Defered Tax Assets						4,100,000
Unrecognized Tax Benefits Favorable Rate Amount					800,000
Deferred Tax Assets, Operating Loss Carryforwards					9,330	11,144
Deferred Tax Asset, Interest Carryforward					10,885	18,713
Undistributed Earnings of Foreign Subsidiaries					114,500,000
Unrecognized Tax Benefits					771	771	$ 0
Income Tax Examination, Penalties and Interest Expense					300,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense					1,900,000
HMH Holding BV And Subsidiaries [Member] | Deferred Income Tax Charge [Member]
Income taxes [Line Items]
Deferred Tax Assets Interest Carryforward Subject To Expiration					10,600,000	19,600,000
Deferred Tax Assets, Operating Loss Carryforwards					42,600,000	42,500,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration					19,000,000	18,100,000
Deferred Tax Asset, Interest Carryforward					43,800,000	$ 75,400,000
Unrecognized Tax Benefits					$ 800,000